Commitments and Contingencies (Detail) - CIK_0001819810_Genesis Park Acquisition Corp [Member] - USD ($)		5 Months Ended
	Nov. 27, 2020	Dec. 31, 2020
Other Commitments [Line Items]
Number of shares issued	16,377,622
Over-Allotment Option [Member]
Other Commitments [Line Items]
Number of days given to the underwriters to exercise over allotment option	45 days
Common stock subscribed but not yet issued	2,250,000
Number of shares issued	1,377,622
IPO [Member]
Other Commitments [Line Items]
Common stock subscribed but not yet issued	2,250,000
Number of shares issued	16,377,622	16,377,622
Deferred underwriting fee payable per share	$ 0.35
Deferred underwriting fees	$ 5,732,168	$ 5,732,168